Taxation (Tables)	6 Months Ended
Jun. 30, 2026
Taxation [Abstract]
Schedule of Income Tax Benefits	Income tax benefits comprised of:
	For the six months ended June 30,
	2025	2026
	RMB	RMB	US$
Current	-	5	1
Deferred	(5,340)	(104)	(15)
	(5,340)	(99)	(14)

Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax

The reconciliation of tax computed by applying the statutory income tax rate of 25% for the six months ended June 30, 2025 and 2026 applicable to the PRC operations to income tax expense were as follows:

	For the six months ended June 30,
	2025	2026
Statutory income tax rate	25%	25%
Effect of income tax exemptions and reliefs	(10.8)%	(10.9)%
Effect of non-deductible expense	(0.7)%	(0.7)%
Additional deduction for development and research expense	3.8%	2.5%
Valuation allowance on deferred tax assets	-%	(15.4)%
Income tax expense	17.3%	0.5%

Schedule of Deferred Tax Assets Liabilities

The components of deferred tax assets are as follows:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Deferred tax assets
Impairment of long-lived assets	8,658	8,451	1,246
Allowance for credit losses	2,743	2,802	413
Net operation loss	11,284	15,123	2,229
Others	499	233	34
Total deferred tax assets	23,184	26,609	3,922
Valuation allowance on deferred tax assets	(23,184)	(26,609)	(3,922)
Net off against deferred tax liabilities	-	-	-
Total net deferred tax assets	-	-	-

The component of deferred tax assets liabilities:

	As of
	December 31, 2025	June 30, 2026
	RMB	RMB	US$
Deferred tax liabilities
Fair value change gain	104	-	-
Total deferred tax liabilities	104	-	-
Net off against deferred tax assets	-	-	-
Net deferred tax liabilities	104	-	-